Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other liabilities [Abstract]
Disclosure of detailed information about other liabilities [Text Block]	Following is a summary of other liabilities:
	December 31,	December 31,
	2018	2017
Accruals and other accumulated expenses	8,602	8,018
Accounts payable	453	9,307
Others	4,560	3,226
	13,615	20,551